Deposits - Schedule of Interest Expenses on Deposits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Banking And Thrift [Abstract]
Demand	$ 72	$ 80	$ 111
Savings and club	236	418	324
Certificates of deposits	6,399	7,204	9,042
Interest Expense, Deposits, Total	$ 6,707	$ 7,702	$ 9,477